Non-controlling interests (Narrative) (Details) - Zhengzhou Xinnan Real Estate Co., Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%	49.00%
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 7,500,918